                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21281

                      Oppenheimer Principal Protected Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                             Shares        Value
                                                          -----------   -----------
INVESTMENT COMPANY--29.5%(1)
Oppenheimer Main Street Fund, Cl. Y  (Cost $24,485,072)     940,955     $26,516,117

                                                           Principal
                                                             Amount
                                                          -----------
U.S. GOVERNMENT OBLIGATIONS--69.2%
U.S. Treasury Nts.:
2.625%, 5/31/10                                           $19,790,000    20,038,167
STRIPS, 1.334%, 5/15/10(2)                                 26,100,000    26,083,531
STRIPS, 1.750%, 5/15/10(2)                                 16,000,000    15,989,904
                                                                        -----------
Total U.S. Government Obligations (Cost $61,682,260)                     62,111,602
TOTAL INVESTMENTS, AT VALUE (COST $86,167,332)                   98.7%   88,627,719
Other Assets Net of Liabilities                                   1.3     1,139,519
                                                                -----   -----------
Net Assets                                                      100.0%  $89,767,238
                                                                =====   ===========

Footnotes to Statement of Investments

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES         GROSS        GROSS           SHARES
                                      AUGUST 31, 2009   ADDITIONS   REDUCTIONS   NOVEMBER 30, 2009
                                      ---------------   ---------   ----------   -----------------
Oppenheimer Main Street Fund, Cl. Y       814,825        158,212      32,082          940,955

                                                    REALIZED
                                         VALUE        LOSS
                                      -----------   --------
Oppenheimer Main Street Fund, Cl. Y   $26,516,117   $57,428

(2.) Zero coupon bond reflects effective yield on the date of purchase.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2009 based on valuation input level:

                                                                    LEVEL 3--
                                LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                              QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                              -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Company             $26,516,117       $        --           $--       $26,516,117
U.S. Government Obligations             --        62,111,602            --        62,111,602
                               -----------       -----------           ---       -----------
Total Assets                   $26,516,117       $62,111,602           $--       $88,627,719
                               ===========       ===========           ===       ===========


              1 | Oppenheimer Principal Protected Main Street Fund

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund invests in Oppenheimer Main Street Fund (the "Underlying Fund"). The net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.

To determine their net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of the Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Fund.

The Fund may also invest in certain debt securities. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, or amortized cost, which approximates market value.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Fund as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds

There have been no significant changes to the fair valuation methodologies during the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


              2 | Oppenheimer Principal Protected Main Street Fund

Oppenheimer Principal Protected Main Street Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

Federal tax cost of securities   $86,347,842
                                 ===========
Gross unrealized appreciation    $ 2,279,877
Gross unrealized depreciation             --
                                 -----------
Net unrealized appreciation      $ 2,279,877
                                 ===========


              3 | Oppenheimer Principal Protected Main Street Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/06/2010